Note 17 Goodwill, breakdown by CGU and changes of the year (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	€ 0	€ 0
Increase (decrease) through net exchange differences, goodwill	61	(88)
Impairment loss recognised in profit or loss, goodwill	0	4
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	(152)	0
Goodwill	727	818	€ 910
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	53	26
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill	557	504	478
TURKEY
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	(102)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	(152)	0
Goodwill	0	152	254
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	7	(9)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill	141	134	143
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	(3)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill	24	24	27
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	1	0
Impairment loss recognised in profit or loss, goodwill	0	4
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill	€ 5	€ 4	€ 8